LONG-TERM BORROWINGS DUE TO RELATED PARTY - Additional Information (Details) - Related Parties	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Guaranteed or collateralized	¥ 0		¥ 0
Interest expense, long-term debt	¥ 34,375	$ 4,730	¥ 472,593	¥ 617,611